Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information about Cash and Cash Equivalents

	2019	2018	2017
Cash at bank and in hand	4,619	3,725	3,720

Short-term deposits	2,518	2,524	2,544

Money market investments	5,116	2,493	4,496

Short-term collateral	11	2	7
At December 31	12,263	8,744	10,768

Disclosure of Cash and Cash Equivalents
For the purposes of the cash flow statement, cash and cash equivalents comprise the following:

	Note	2019	2018	2017
Cash and cash equivalents		12,263	8,744	10,768

Cash classified as Assets held for sale		-	-	260

Bank overdrafts	41	-	-	(2)

Bank overdrafts classified as Liabilities held for sale		-	-	(1)
Net cash and cash equivalents		12,263	8,744	11,026

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2019	2018	2017
Net cash flows from operating activities	7,302	517	553

Net cash flows from investing activities	(86)	(438)	(1,196)

Net cash flows from financing activities	(3,730)	(2,395)	519
Net increase in cash and cash equivalents	3,486	(2,317)	(125)

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows			Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2019	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfer to/ from other headings	Other	Net exchange difference	At December 31, 2019
Subordinated borrowings	1,389	806	-	-	-	-	1	-	-	11	2,207

Trust pass-through securities	133	-	-	-	-	1	(1)	-	-	2	136

Borrowings	12,061	4,117	(7,014)	-	(8)	-	1	-	-	149	9,307
Assets held to hedge Trust pass-through securities	10	-	-	-	1	-	-	-	-	-	11

	Cash flows			Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2018	Addition	Repayment	Disposal of a business	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfer to/ from other headings	Other	Net exchange difference	At December 31, 2018
Subordinated borrowings	764	640	-	-	-	-	2	(68)	-	52	1,389
Trust pass-through securities	133	-	-	-	-	(6)	-	-	-	6	133
Borrowings	13,635	3,545	(5,211)	(151)	(23)	-	2	-	-	263	12,061
Assets held to hedge Trust pass-through securities	15	-	-	-	(6)	-	-	-	-	1	10